CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed statements of comprehensive (loss) income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 3,911,560	$ 11,911,229	$ 17,846,900
Cost of revenues	(2,077,516)	(1,256,353)	(1,855,164)
Gross profit	1,834,044	10,654,876	15,991,736
Operating Expenses
General and administrative expenses	(2,856,789)	(2,103,263)	(3,501,471)
(Loss) Income from Operations	(9,423,709)	5,643,175	10,450,358
Interest income	(57,109)	(183,896)	(48,311)
(Loss) Income Before Income Taxes	(6,747,453)	7,053,329	11,156,048
Income tax (expense) benefit		(108,638)	18,528
Net (Loss) Income	(6,747,453)	6,944,691	11,174,576
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	1,393,597	2,531,676	(333,548)
Comprehensive (Loss) Income	(5,353,856)	9,476,367	10,841,028
Parent Company
Operating Expenses
General and administrative expenses	(787,744)	(3,197)	(195,119)
(Loss) Income from Operations	(787,744)	(3,197)	(195,119)
Equity in (loss) gain of subsidiaries	(8,327,398)	6,947,862	11,369,695
Interest income	57	26
Changes in fair value of warrant liabilities	2,367,632
(Loss) Income Before Income Taxes	(6,747,453)	6,944,691	11,174,576
Net (Loss) Income	(6,747,453)	6,944,691	11,174,576
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	1,393,597	2,531,676	(333,548)
Comprehensive (Loss) Income	$ (5,353,856)	$ 9,476,367	$ 10,841,028